Consolidated Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Treasury Shares Held	Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
June 30, 2020	2.59	0.207%
December 31, 2019	0.02	0.002%
June 30, 2019	0.02	0.002%
January 1, 2019	1.94	0.156%

Summary of Characteristics of Employee Share Ownership Plans Awarded
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. to the consolidated financial statements for the year ended December 31, 2019. The principal features of the plans awarded in 2020 are set forth below:

2020
Type of plan	Performance share plan
Date of Board meeting approving the plan	April 28, 2020
Total number of shares subject to a 3-year service period	3,340,501
Fair value per share awarded (a)	82.36
Fair value of plan at the date of grant (€ million)	275
(a)Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.

Summary of Number of Restricted Shares Not Yet Fully Vested
The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	June 30, 2020	June 30, 2019
Total expense for restricted share plans (€ million)	113	128
Number of shares not yet fully vested	10,900,815	11,251,318
Under 2020 plans	3,340,501	—
Under 2019 plans	3,545,507	3,797,582
Under 2018 plans	4,014,807	4,252,339
Under 2017 plans	—	3,201,397

Summary of Expense Recognized Through Equity for Stock Option Plans	The table below shows, for each of the periods reported, the expense recognized through equity for stock option plans:

(€ million)	June 30, 2020	June 30, 2019
Expense recognized through equity	—	3

Summary of Options Outstanding and Exercisable
The table below provides summary information about options outstanding and exercisable as of June 30, 2020:

Range of exercise prices per share	Outstanding			Exercisable
	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €50.00 to €60.00 per share	277,506	1.32	54.28	277,506	54.28
From €60.00 to €70.00 per share	220,000	7.85	65.84	—	—
From €70.00 to €80.00 per share	1,591,528	4.60	74.11	1,371,528	73.69
From €80.00 to €90.00 per share	712,804	5.85	89.19	384,964	89.38
Total	2,801,838			2,033,998

Summary of Number of Shares Used to Compute Diluted Earnings Per Share
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	June 30, 2020	June 30, 2019	December 31, 2019
Average number of shares outstanding	1,251.7	1,247.2	1,249.9
Adjustment for stock options with dilutive effect	0.4	1.0	0.8
Adjustment for restricted shares	6.1	6.5	6.4
Average number of shares used to compute diluted earnings per share	1,258.2	1,254.7	1,257.1

Summary of Movements within Other Comprehensive Income
Movements within other comprehensive income are shown below:

(€ million)	June 30, 2020 (6 months)	June 30, 2019 (6 months)	December 31, 2019 (12 months)
Actuarial gains/(losses):
▪Actuarial gains/(losses) excluding investments accounted for using the equity method	(146)	(535)	(377)
▪Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	—	—	(5)
▪Tax effects	(19)	155	161
Equity instruments included in financial assets:
▪Change in fair value (excluding investments accounted for using the equity method) (a)	312	19	26
▪Change in fair value (investments accounted for using the equity method, net of taxes)	(13)	15	80
▪Tax effects	(70)	(38)	(48)
Items not subsequently reclassifiable to profit or loss	64	(384)	(163)
Debt instruments included in financial assets:
▪Change in fair value (excluding investments accounted for using the equity method) (b)	4	28	28
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
▪Tax effects	(1)	(5)	(5)
Cash flow hedges:
▪Change in fair value (excluding investments accounted for using the equity method) (c)	29	(15)	(13)
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
▪Tax effects	(9)	4	4
Change in currency translation differences:
▪Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method) (c)	(590)	462	850
▪Currency translation differences (investments accounted for using the equity method)	24	23	64
▪Currency translation differences related to the investment in Regeneron and reclassified to profit or loss (d)	(318)	—	—
▪Hedges of net investments in foreign operations	(60)	(75)	(163)
▪Tax effects	19	18	48
Items subsequently reclassifiable to profit or loss	(902)	440	813
(a)In 2020, includes a negative movement of €53 million for a change in the fair value of the equity instrument derivatives (collars) on shares in Dexcom, Inc contracted by Sanofi in 2019 and designated as a fair value hedge.
(b)There were no reclassifications to profit or loss in the first half of 2020 or in 2019.
(c)Includes reclassifications to profit or loss: €1 million in the first half of 2020 and €27 million in 2019 (of which €20 million was reclassified in the first half of 2019).
(d)Amount of cumulative currency translation differences associated with the equity investment in Regeneron, reclassified to profit or loss in accordance with IAS 21 (The Effects of Changes in Foreign Exchange Rates).